15. Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Subtotal	R$ 8,378,835	R$ 7,780,870
Total	8,378,835	7,780,870
Current portion	(1,054,709)	(873,068)
Non-current portion	7,324,126	6,907,802
LT Amazonas [Member]
Disclosure of financial assets [line items]
Subtotal	290,385	276,233
Sale of Towers (Leaseback) [member]
Disclosure of financial assets [line items]
Subtotal	1,256,410	1,192,596
Other [member]
Disclosure of financial assets [line items]
Subtotal	115,027	115,973
Lease Operation - Network [member]
Disclosure of financial assets [line items]
Subtotal	3,252,463	3,294,261
Lease Operation - Vehicles [member]
Disclosure of financial assets [line items]
Subtotal		3,005
Lease Operation - Stores And Kiosks [member]
Disclosure of financial assets [line items]
Subtotal	175,660	255,857
Lease - Land (Network) [member]
Disclosure of financial assets [line items]
Subtotal	1,606,567	1,600,456
Lease Operation - Fiber [member]
Disclosure of financial assets [line items]
Subtotal	1,422,993	798,568
Subtotal (IFRS 16) [member]
Disclosure of financial assets [line items]
Subtotal	6,717,013	6,196,068
Lease - Real estate [member]
Disclosure of financial assets [line items]
Subtotal	R$ 259,330	R$ 243,921